Acquisition of ServiceMaster (Details) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 24, 2007
Acquisitions
Amount borrowed	$ 1,825,000,000	$ 1,000,000	$ 1,000,000	$ 1,350,000,000	$ 4,000,000
Pre-funded letter of credit facility
Acquisitions
Available borrowing capacity			150,000,000
serv
Acquisitions
Equity contributions						1,431,000,000
serv | Senior unsecured interim Loan Facility
Acquisitions
Amount borrowed						1,150,000,000
Conversion of debt into notes						1
serv | Senior secured term loan facility
Acquisitions
Amount borrowed						2,650,000,000
serv | Pre-funded letter of credit facility
Acquisitions
Available borrowing capacity						150,000,000
serv | 2009 Notes
Acquisitions
Debt repaid						179,000,000
Interest rate (as a percent)						7.875%
serv | 2007 Notes
Acquisitions
Debt repaid						$ 49,000,000
Interest rate (as a percent)						6.95%